OPERATING SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
OPERATING SEGMENT INFORMATION	OPERATING SEGMENT INFORMATION
IFRS 8 Operating Segments requires operating segments to be identified on the basis of internal reporting about components of the Company that are regularly reviewed by the chief operating decision-maker in order to allocate resources to segments and to assess their performance. The information reported to the Board of Directors of the Company, who are the chief operating decision makers, for the purposes of resource allocation and assessment of performance does not contain discrete operation segment financial information and the directors reviewed the financial results of the Company as a whole. Therefore, no further information on the operating segment is presented.
Geographic information
(a)Revenue

	2023	2022	2021
	US$’000	US$’000	US$’000
License and other revenue
United States of America*	35,160	50,000	65,402
China	179	328	3,424
Total revenue and other revenue	35,339	50,328	68,826

Collaboration revenue
United States of America*	234,734	66,602	—
Europe*	15,070	75	—
Total collaboration revenue	249,804	66,677	—
Total revenue	285,143	117,005	68,826

The revenue information above is based on the locations of the customers.
*Certain prior year amounts have been reclassified for comparative purposes
(b)Non-current assets

	December 31, 2023	December 31, 2022
	US$’000	US$’000
United States of America	151,225	114,426
China	56,007	54,510
Europe	139,216	62,908
Total	346,448	231,844
The non-current asset information above is based on the locations of assets and excludes non-current time deposits.

Information about major customer
Revenue of $35.2 million, $50.0 million and $65.4 million for the years ended December 31, 2023, 2022 and 2021, respectively, was derived from license revenue to a single customer and under the Janssen Agreement.